Discontinued operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations	$ 0	$ 0	$ 3.2
North Atlantic Restructuring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operations, net assets				415.0
Total operating revenues	0	0	358.3
Total operating expenses	0	0	(329.4)
Net operating income / (loss)	0	0	28.9
Total financial items	0	0	(18.9)
Income from discontinued operations before tax	0	0	10.0
Income taxes	0	0	(6.8)
Income from discontinued operations	$ 0	$ 0	$ 3.2